Long term debt (Tables)	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long term debt, consists of the following:

	As of March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Secured term loans:
Foreign currency loans	35,524,189	45,124,494	652,465
Indian rupee loans	17,573,746	23,813,316	344,322
	53,097,937	68,937,810	996,787
Other secured bank loan:
Vehicle loan	10,886	9,588	139
Total debt	53,108,823	68,947,398	996,926
Less current portion	873,883	7,288,995	105,393
Long-term debt	52,234,940	61,658,403	891,533

Summary of Aggregate Maturities of Long Term Debt

As of March 31, 2019, the aggregate maturities of long-term debt are as follows:

	Annual maturities*
As of March 31,	INR	US$
2020	7,277,068	105,221
2021	4,560,982	65,948
2022	2,944,433	42,574
2023	36,088,821	521,816
2024	1,431,288	20,695
Thereafter	17,480,746	252,758
Total: aggregate maturities of long-term debt	69,783,338	1,009,012
Less: carrying value of unamortized debt financing costs	(835,940)	(12,086)
Net maturities of long-term debt	68,947,398	996,926
Less: current portion of long-term debt	(7,288,995)	(105,393)
Long-term debt	61,658,403	891,533

*

Long term debt (principal) obligations for foreign currency denominated borrowings have been translated to Indian rupees using the closing exchange rate as of March 29, 2019 as per Reserve Bank of India.